INTEREST IN THE MASTER TRUST - Net Assets Available for Benefits (Details) - Sempra Savings Plan 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Dividends receivable	$ 487,000	$ 495,000
Employer contributions receivable	2,000	0
Participant contributions receivable	1,000	0
NET ASSETS AVAILABLE FOR BENEFITS	562,120,000	500,023,000
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	5,951,845,000	5,607,355,000
Non-interest bearing cash	778,000	50,000
Dividends receivable	7,639,000	8,271,000
Employer contributions receivable	2,000	3,000
Participant contributions receivable	1,000	0
NET ASSETS AVAILABLE FOR BENEFITS	5,960,265,000	5,615,679,000
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	558,441,000	496,399,000
Non-interest bearing cash	0	0
Dividends receivable	487,000	495,000
Employer contributions receivable	2,000	0
Participant contributions receivable	1,000	0
NET ASSETS AVAILABLE FOR BENEFITS	558,931,000	496,894,000
Sempra common stock | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	1,034,401,000	1,165,804,000
Sempra common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	66,688,000	69,601,000
Mutual funds | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	442,746,000	400,835,000
Mutual funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	35,561,000	30,166,000
Common/collective trusts | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	4,474,698,000	4,040,716,000
Common/collective trusts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	$ 456,192,000	$ 396,632,000